Finance Receivables - TDR Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
TDR average net receivables	$ 370	$ 270	$ 245
TDR finance charges recognized	42	23	15
Personal Loans
Financing Receivable, Modifications [Line Items]
TDR average net receivables	230	95	35
TDR finance charges recognized	33	12	3
SCP Loans
Financing Receivable, Modifications [Line Items]
TDR average net receivables	0	0	12
TDR finance charges recognized	0	0	1
Real Estate Loans
Financing Receivable, Modifications [Line Items]
TDR average net receivables	140	175	198
TDR finance charges recognized	9	11	11
TDR average net receivables, held for sale	91	102	91
TDR finance charges recognized, held for sale	$ 6	$ 6	$ 5